Finance Receivables (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 tenant	Dec. 31, 2011
Credit Quality Of Finanace Receivables:
Number of tenants	144
Net investments in direct financing leases	$ 467,831	$ 467,136
Notes receivable	43,394	55,494
Internally Assigned Grade 1 [Member]
Credit Quality Of Finanace Receivables:
Number of tenants	1	2
Number of obligors	0	0
Net investments in direct financing leases	43,213	51,309
Notes receivable	0	0
Internally Assigned Grade 2 [Member]
Credit Quality Of Finanace Receivables:
Number of tenants	2	3
Number of obligors	1	2
Net investments in direct financing leases	35,197	69,318
Notes receivable	9,836	9,784
Internally Assigned Grade 3 [Member]
Credit Quality Of Finanace Receivables:
Number of tenants	13	13
Number of obligors	2	2
Net investments in direct financing leases	230,527	250,523
Notes receivable	33,558	21,793
Internally Assigned Grade 4 [Member]
Credit Quality Of Finanace Receivables:
Number of tenants	7	6
Number of obligors	0	1
Net investments in direct financing leases	152,902	95,986
Notes receivable	0	23,917
Internally Assigned Grade 5 [Member]
Credit Quality Of Finanace Receivables:
Number of tenants	1	0
Number of obligors	0	0
Net investments in direct financing leases	5,992	0
Notes receivable	$ 0	$ 0